Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ADVENT TECHNOLOGIES HOLDINGS, INC.
Entity Central Index Key	0001744494
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false